Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	BETTERWARE DE MEXICO, S.A.P.I. DE C.V
Trading Symbol	BWMX
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	37,316,546
Amendment Flag	false
Entity Central Index Key	0001788257
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39251
Entity Incorporation, State or Country Code	2P
Contact Personnel Name	Luis Campos
Entity Address, Address Line One	Luis Enrique Williams 549
Entity Address, City or Town	Zapopan
Entity Address, Postal Zip Code	45145
Title of 12(b) Security	Ordinary Shares, no par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Deloitte Touche Tohmatsu Limited
Auditor Firm ID	1153
Auditor Location	Guadalajara, Jalisco, Mexico
Entity Address, Country	MX
Business Contact
Document Information Line Items
Contact Personnel Name	Luis Campos
City Area Code	(33)
Local Phone Number	3836-0500
Entity Address, Address Line One	Luis Enrique Williams 549
Entity Address, City or Town	Zapopan
Entity Address, Postal Zip Code	45145
Entity Address, Country	MX